Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 22,708, 21,918 and 21,239 active employees entitled to receive benefits under these plans at December 31, 2016, 2015 and 2014, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $220,589, $217,781 and $202,787 for 2016, 2015 and 2014, respectively.
Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $36,731, $35,435 and $32,384 for 2016, 2015 and 2014, respectively. The contribution percentage ranges from two percent to seven percent of compensation for covered employees based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various investment funds as directed by the participants. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
The Company’s annual contributions for its foreign defined contribution pension plans, which are based on various percentages of compensation for covered employees up to certain limits, were $6,676, $5,888 and $4,592 for 2016, 2015 and 2014, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various investment funds. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
Defined benefit pension plans. The Company has one salaried and one hourly domestic defined benefit pension plan, and twenty-one foreign defined benefit pension plans. All participants in the domestic salaried defined benefit pension plan prior to January 1, 2002 retain the previous defined benefit formula for computing benefits with certain modifications for active employees. Employees who became participants on or after January 1, 2002 are credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Contribution credits are converted into units to account for each participant’s benefits. Participants will receive a variable annuity benefit upon retirement or a lump sum distribution upon termination (if vested). Contribution credits earned prior to January 1, 2017 are subject to the hypothetical returns achieved on each participant’s allocation of units from investments in various investment funds as directed by the participant. Effective January 1, 2017, contribution credits are credited interest at an annual fixed rate equal to the Internal Revenue Service (IRS) 24-month average second segment rate. Contribution credits to the revised domestic salaried defined benefit pension plan are being funded through existing plan assets. Effective October 1, 2011, the domestic salaried defined benefit pension plan was frozen for new hires, and all newly hired U.S. non-collectively bargained employees are eligible to participate in the Company’s domestic defined contribution plan.
At December 31, 2016, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $632,797, fair value of plan assets of $847,013 and excess plan assets of $214,216. The plans are funded in accordance with all applicable regulations at December 31, 2016 and no funding will be required in 2017. At December 31, 2015, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $624,791, fair value of plan assets of $858,605 and excess plan assets of $233,814. At December 31, 2014, the domestic salaried and hourly defined benefit pension plan were overfunded, with a projected benefit obligation of $653,338, fair value of plan assets of $896,071 and excess plan assets of $242,733.
At December 31, 2016, eighteen of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined accumulated benefit obligations, projected benefit obligations, fair values of net assets and deficiencies of plan assets of $121,926, $156,645, $103,468 and $53,177, respectively. An increase of $5,018 from 2015 in the combined projected benefit obligations of all foreign defined benefit pension plans was primarily due to changes in plan assumptions partially offset by the impact of the termination of an acquired Canada plan.
The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $53,827 in 2017; $54,357 in 2018; $53,810 in 2019; $54,671 in 2020; $55,387 in 2021; and $276,011 in 2022 through 2026. The Company expects to contribute $3,676 to the foreign plans in 2017.
The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2017 are $8,585 and $1,362, respectively.

The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2016	2015	2014	2016	2015	2014
Net pension costs (credits):
Service costs	$22,291	$21,120	$21,342	$4,225	$5,071	$5,261
Interest costs	26,498	24,535	26,266	7,441	8,719	10,422
Expected returns on plan assets	(50,197)	(52,095)	(51,293)	(6,915)	(9,296)	(10,836)
Amortization of prior service costs	1,205	1,310	1,837
Amortization of actuarial losses	4,532	1,962		1,540	1,910	1,413
Ongoing pension costs (credits)	4,329	(3,168)	(1,848)	6,291	6,404	6,260
Settlement costs (credits)				4,231	3,255	(3,422)
Net pension costs (credits)	4,329	(3,168)	(1,848)	10,522	9,659	2,838
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses arising during the year	18,926	15,359	47,785	17,030	1,907	21,792
Prior service costs arising during the year	2,081		2,242
Amortization of actuarial losses	(4,532)	(1,962)		(1,540)	(1,910)	(1,413)
Amortization of prior service costs	(1,205)	(1,310)	(1,837)
Exchange rate loss recognized during year				(11,627)	(5,830)	(7,988)
Total recognized in Cumulative other comprehensive loss	15,270	12,087	48,190	3,863	(5,833)	12,391
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$19,599	$8,919	$46,342	$14,385	$3,826	$15,229

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 45 – 65 percent equity securities and 30 – 40 percent fixed income securities.
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2016, 2015 and 2014. The presentation is in accordance with the Retirement Benefits Topic of the ASC, as updated by ASU No. 2015-07 (see Note 1).

	Fair value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$393,045	$321,152	$71,893
Fixed income investments (2)	294,103	144,668	149,435
Other assets (3)	14,643		14,643
Total investments in fair value hierarchy	701,791	$465,820	$235,971
Investments measured at NAV or its equivalent (4)	310,230
Investments at fair value	$1,012,021

	Fair value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$435,690	$372,033	$63,657
Fixed income investments (2)	290,470	141,448	149,022
Other assets (3)	16,361		16,361
Total investments in fair value hierarchy	742,521	$513,481	$229,040
Investments measured at NAV or its equivalent (4)	278,423
Investments at fair value	$1,020,944

	Fair value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$487,357	$404,542	$82,815
Fixed income investments (2)	285,042	141,529	143,513
Other assets (3)	28,435		28,435
Total investments in fair value hierarchy	800,834	$546,071	$254,763
Investments measured at NAV or its equivalent (4)	282,882
Investments at fair value	$1,083,716

(1)	This category includes actively managed equity assets that track primarily to the S&P 500.

(2)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(3)	This category includes real estate and pooled investment funds.

(4)
This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2016 were 300,000 shares of the Company’s common stock with a market value of $80,622, representing 9.5 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2016 totaled $1,008.
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2016	2015	2014	2016	2015	2014
Accumulated benefit obligations at end of year	$630,159	$621,873	$648,480	$172,047	$172,426	$203,610
Projected benefit obligations:
Balances at beginning of year	$624,791	$653,338	$582,036	$201,854	$234,524	$222,996
Service costs	22,291	21,120	21,342	4,225	5,071	5,261
Interest costs	26,498	24,535	26,266	7,441	8,719	10,422
Actuarial losses (gains)	8,132	(40,602)	68,748	43,736	(3,045)	32,551
Contributions and other	2,081		2,242	947	1,072	(6,692)
Settlements				(14,862)	(18,707)	(3,370)
Effect of foreign exchange				(30,360)	(17,211)	(18,987)
Benefits paid	(50,996)	(33,600)	(47,296)	(6,108)	(8,569)	(7,657)
Balances at end of year	632,797	624,791	653,338	206,873	201,854	234,524
Plan assets:
Balances at beginning of year	858,605	896,071	870,386	162,339	187,645	184,963
Actual returns on plan assets	39,404	(3,866)	72,256	33,569	4,844	20,240
Contributions and other			725	15,019	11,424	7,328
Settlements				(14,862)	(18,707)	(3,370)
Effect of foreign exchange				(24,949)	(14,298)	(13,859)
Benefits paid	(50,996)	(33,600)	(47,296)	(6,108)	(8,569)	(7,657)
Balances at end of year	847,013	858,605	896,071	165,008	162,339	187,645
Excess (deficient) plan assets over projected benefit obligations	$214,216	$233,814	$242,733	$(41,865)	$(39,515)	$(46,879)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$214,216	$233,814	$242,733	$11,313	$11,068	$7,411
Other accruals				(1,522)	(1,442)	(810)
Other long-term liabilities				(51,656)	(49,141)	(53,480)
	$214,216	$233,814	$242,733	$(41,865)	$(39,515)	$(46,879)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(134,847)	$(120,454)	$(107,057)	$(45,604)	$(41,741)	$(47,574)
Prior service costs	(6,015)	(5,138)	(6,448)
	$(140,862)	$(125,592)	$(113,505)	$(45,604)	$(41,741)	$(47,574)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.20%	4.40%	3.95%	3.21%	4.20%	3.92%
Rate of compensation increase	3.38%	3.14%	4.00%	4.43%	4.00%	3.70%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.40%	3.95%	4.65%	4.20%	3.92%	4.89%
Expected long-term rate of return on assets	6.00%	6.00%	6.00%	4.70%	4.84%	5.58%
Rate of compensation increase	3.14%	4.00%	4.00%	4.00%	3.70%	4.31%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon
retirement, subject to the terms of the unfunded plans. There were 4,524, 4,442 and 4,443 retired employees entitled to receive such postretirement benefits at December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2016	2015	2014
Benefit obligation:
Balance at beginning of year - unfunded	$263,383	$295,149	$286,651
Service cost	2,244	2,485	2,434
Interest cost	11,009	11,182	12,782
Actuarial loss (gain)	7,548	(19,370)	27,757
Plan amendments		(9,269)	(19,043)
Benefits paid	(19,047)	(16,794)	(15,432)
Balance at end of year - unfunded	$265,137	$263,383	$295,149
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(250,397)	$(248,523)	$(277,892)
Other accruals	(14,740)	(14,860)	(17,257)
	$(265,137)	$(263,383)	$(295,149)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(23,211)	$(15,664)	$(36,044)
Prior service credits	19,205	25,784	21,043
	$(4,006)	$10,120	$(15,001)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.10%	4.30%	3.90%
Health care cost trend rate - pre-65	6.00%	6.00%	7.00%
Health care cost trend rate - post-65	5.50%	5.00%	6.50%
Prescription drug cost increases	10.50%	11.50%	6.50%
Employer Group Waiver Plan (EGWP) trend rate	10.60%	11.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.30%	3.90%	4.60%
Health care cost trend rate - pre-65	6.00%	7.00%	7.50%
Health care cost trend rate - post-65	5.00%	6.50%	6.50%
Prescription drug cost increases	11.50%	6.50%	7.00%

The following table summarizes the components of the net periodic benefit cost and Cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2016	2015	2014
Net periodic benefit cost:
Service cost	$2,244	$2,485	$2,434
Interest cost	11,009	11,182	12,782
Amortization of actuarial losses		1,011
Amortization of prior service credit	(6,578)	(4,529)	(503)
Net periodic benefit cost	6,675	10,149	14,713
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain) arising during the year	7,548	(19,370)	27,757
Prior service credit arising during the year		(9,269)	(19,043)
Amortization of actuarial losses		(1,011)
Amortization of prior service credit	6,578	4,529	503
Total recognized in Cumulative other comprehensive loss	14,126	(25,121)	9,217
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$20,801	$(14,972)	$23,930

The estimated net actuarial losses and prior service (credits) for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2017 are $43 and $(6,579), respectively.
The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2017 both decrease in each successive year until reaching 4.5 percent in 2025. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2016:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$86	$(131)
Effect on the postretirement benefit obligation	$552	$(1,221)

The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2017	$14,740
2018	16,551
2019	17,398
2020	17,990
2021	18,334
2022 through 2026	93,300
Total expected benefit cash payments	$178,313